VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Movements in the year ended December 31, 2021 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels and Equipment, net
Balance as of December 31, 2020	1,693,171	(452,473)	1,240,698
Depreciation	—	(97,022)	(97,022)
Vessel additions	519,181	—	519,181
Capital improvements	14,400	—	14,400
Transfer from associated companies	268,630	(7,079)	261,551
Vessel disposals	(68,107)	4,248	(63,859)
Reclassification from/(to) investments in sales-type/direct financing leases and leaseback assets	355,634	—	355,634
Balance as of December 31, 2021	2,782,909	(552,326)	2,230,583